Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

Note 6 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue 45,000,000 shares of Common Stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. The holders of the Company’s Common Stock are entitled to one vote per share. No preferred shares have been issued through September 30, 2021.

Common Stock Transactions

In March 2021, the Company sold 1,251,625 shares of Common Stock at $4.00 per share for gross proceeds of $5,006,500 in connection with a private placement of securities. The costs associated with such issuance were $407,445 in cash and warrants to purchase 89,730 shares of Common Stock of the Company with a term of 5 years and an exercise price of $4.00 per share. An aggregate of $480,000 of proceeds were raised from related parties (including an aggregate of $430,000 from Alex Behfar’s family member, Richard Brown, Richard Ogawa and James Shealy), representing approximately 10% of the total gross proceeds.

Note 7 – Stockholders’ Equity

Reverse Recapitalization

See Note 5 – Business Organization, Reverse Recapitalization – Reverse Recapitalization and Liquidity for additional details.

Authorized Capital

The Company is authorized to issue 45,000,000 shares of Common Stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share. The holders of the Company’s Common Stock are entitled to one vote per share. No preferred shares have been issued through December 31, 2020.

Common Stock Transactions

See Note 5 – Related Party Transactions for additional details.

On June 21 and August 5, 2019, the Company sold an aggregate of 1,776,346 shares of Common Stock at $1.50 per share to accredited investors for aggregate gross and net cash proceeds of $2,664,513 and $2,204,502, respectively, which included issuance costs of $460,011 consisting of legal and professional fees, which were charged to additional paid-in capital upon issuance of the Common Stock. In addition, the Company issued to the Company’s placement agent immediately vested five-year warrants to purchase an aggregate of 155,966 shares of the Company’s Common Stock at an exercise price of $1.50 per share. The warrants were determined to be classified within stockholders’ equity and had an issuance date fair value of $148,202. As a result, the Company recognized the warrants by recording a debit and credit to additional paid-in capital.

On September 24, 2019, the Company sold an aggregate of 149,981 shares of Common Stock at $1.50 per share to accredited investors for aggregate cash proceeds of $224,972.